Employee costs - Summary of Employee Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term employee benefits expense [abstract]
Wages and salaries	£ 6,706	£ 6,110	£ 5,858
Social security costs	818	763	793
Pension and other post-employment costs, including augmentations (Note 31)	356	369	415
Cost of share-based incentive plans	321	314	345
Severance and other costs from integration and restructuring activities	272	137	269
Employee costs	£ 8,473	£ 7,693	£ 7,680